Description of Transaction and Basis of Presentation (Details) - Schedule of loan agreements - Maple Heights Development LLC [Member] $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Description of Transaction and Basis of Presentation (Details) - Schedule of loan agreements [Line Items]
Property	Maple Heights
Lender	BancorpSouth Bank
Loan Amount	$ 3,468,107
Guarantor	Michael Sabo
Guaranteed Amount	100.00%